Multi-Manager Small Cap Equity Strategies Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 2.1%
Diversified Telecommunication Services 0.4%
ATN International, Inc.	7,324	206,244
IDT Corp., Class B	20,316	1,120,631
Lumen Technologies, Inc.(a)	330,356	3,630,612
Total		4,957,487
Entertainment 0.9%
IMAX Corp.(a)	54,032	2,143,990
Playtika Holding Corp.	309,315	1,166,117
Roku, Inc.(a)	12,494	1,626,469
Sphere Entertainment Co.(a)	44,309	6,135,910
STARZ Entertainment Corp.(a)	4,547	106,309
Total		11,178,795
Interactive Media & Services 0.2%
Match Group, Inc.	34,450	1,244,679
Nextdoor Holdings, Inc.(a)	569,129	1,200,862
Snap, Inc., Class A(a)	34,196	195,259
ZipRecruiter, Inc., Class A(a)	87,567	283,717
Total		2,924,517
Media 0.6%
Ibotta, Inc.(a)	9,300	318,525
National CineMedia, Inc.	235,900	740,726
Nexxen International Ltd.(a)	12,608	105,907
PubMatic, Inc., Class A(a)	133,839	1,563,240
Scholastic Corp.	50,288	2,036,664
Stagwell, Inc.(a)	149,500	1,047,995
WPP PLC, ADR	69,500	1,292,700
Total		7,105,757
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	14,195	150,325
Total Communication Services		26,316,881
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.7%
Automobile Components 1.6%
Adient PLC(a)	60,200	1,376,172
Cooper-Standard Holding, Inc.(a)	47,005	1,425,662
Dana, Inc.	69,492	2,460,712
Fox Factory Holding Corp.(a)	37,900	683,716
Gentex Corp.	51,700	1,249,072
Holley, Inc.(a)	63,822	174,234
LCI Industries	23,249	2,534,606
Lear Corp.	27,182	3,890,288
Stoneridge, Inc.(a)	42,155	314,898
Strattec Security Corp.(a)	16,668	1,332,773
Versigent PLC(a)	29,100	1,283,892
Visteon Corp.	30,708	3,632,449
Total		20,358,474
Automobiles 0.3%
Harley-Davidson, Inc.	39,000	943,020
Thor Industries, Inc.	16,600	1,312,728
Winnebago Industries, Inc.	42,500	1,261,825
Total		3,517,573
Broadline Retail 0.3%
1stdibs.com, Inc.(a)	24,359	110,103
Dillard’s, Inc., Class A	1,016	599,653
Global-e Online Ltd.(a)	37,802	1,158,253
Macy’s, Inc.	27,900	607,104
Ollie’s Bargain Outlet Holdings, Inc.(a)	23,092	1,885,000
Total		4,360,113
Distributors 0.2%
Gold.com, Inc.	67,678	2,863,456
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions, Inc.(a)	26,700	1,671,954
H&R Block, Inc.	23,400	900,666
Laureate Education, Inc., Class A(a)	8,900	284,711
Universal Technical Institute, Inc.(a)	47,280	1,768,745
Total		4,626,076

Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.0%
Accel Entertainment, Inc.(a)	79,700	947,633
Bloomin’ Brands, Inc.	9,600	81,024
Boyd Gaming Corp.	49,677	4,107,294
Brightstar Lottery PLC	103,200	1,158,936
Churchill Downs, Inc.	10,600	924,426
El Pollo Loco Holdings, Inc.(a)	32,800	487,736
Hilton Grand Vacations, Inc.(a)	27,700	1,440,954
Life Time Group Holdings, Inc.(a)	117,978	3,902,712
Marriott Vacations Worldwide Corp.	16,800	1,425,984
Monarch Casino & Resort, Inc.	3,200	384,832
Nathan’s Famous, Inc.	6,200	625,580
Portillo’s, Inc., Class A(a)	69,700	299,013
Sportradar Group AG, Class A(a)	124,217	1,640,907
Travel + Leisure Co.	19,100	1,298,800
United Parks & Resorts, Inc.(a)	17,800	714,314
Vail Resorts, Inc.	9,800	1,309,280
Wendy’s Co. (The)	153,400	1,181,180
Wingstop, Inc.	5,873	921,826
Wyndham Hotels & Resorts, Inc.	36,930	2,964,002
Total		25,816,433
Household Durables 0.6%
Century Communities, Inc.	5,000	264,100
Cricut, Inc.	162,570	674,665
Ethan Allen Interiors, Inc.	68,577	1,414,058
Flexsteel Industries, Inc.	12,368	712,644
GoPro, Inc., Class A(a)	108,547	135,684
Green Brick Partners, Inc.(a)	4,600	309,396
Helen of Troy Ltd.(a)	25,900	702,926
KB Home	6,200	302,932
La-Z-Boy, Inc.	7,510	282,226
Legacy Housing Corp.(a)	14,500	348,145
Leggett & Platt, Inc.	63,400	651,118
M/I Homes, Inc.(a)	2,708	356,427
Sonos, Inc.(a)	117,563	1,855,144
Total		8,009,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 1.1%
American Outdoor Brands, Inc.(a)	251	2,544
Brunswick Corp.	15,900	1,331,784
Callaway Golf Co.(a)	305,438	4,703,745
Funko, Inc., Class A(a)	153,897	874,135
JAKKS Pacific, Inc.	28,300	625,147
Johnson Outdoors, Inc., Class A	14,247	637,696
MasterCraft Boat Holdings, Inc.(a)	1,087	25,316
Mattel, Inc.(a)	42,500	634,950
Polaris, Inc.	54,196	3,824,612
YETI Holdings, Inc.(a)	22,700	1,088,919
Total		13,748,848
Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A(a)	8,300	640,926
Academy Sports & Outdoors, Inc.	5,900	311,520
Arhaus, Inc.	110,500	748,085
Arko Corp.	136,133	1,056,392
Asbury Automotive Group, Inc.(a)	3,400	638,214
AutoNation, Inc.(a)	6,700	1,257,724
Bath & Body Works, Inc.	36,700	734,734
Citi Trends, Inc.(a)	20,503	943,343
Designer Brands, Inc.	94,507	729,594
Genesco, Inc.(a)	34,693	1,331,170
Group 1 Automotive, Inc.	2,900	917,386
Haverty Furniture Companies, Inc.	52,255	1,211,793
Lands’ End, Inc.(a)	25,214	296,265
Lithia Motors, Inc., Class A	6,120	1,780,247
OneWater Marine, Inc., Class A(a)	47,000	517,470
Shoe Carnival, Inc.	41,658	737,347
Sonic Automotive, Inc., Class A	28,109	2,322,366
Sportsman’s Warehouse Holdings, Inc.(a)	22,974	30,326
Stitch Fix, Inc., Class A(a)	295,595	1,052,318
Upbound Group, Inc.	70,800	1,360,068
Warby Parker, Inc., Class A(a)	112,087	2,748,373
Wayfair, Inc., Class A(a)	1,980	143,075
Winmark Corp.	10,012	3,790,243
Zumiez, Inc.(a)	52,826	1,301,104
Total		26,600,083
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	7,600	293,284
Columbia Sportswear Co.	19,930	1,318,967
Crocs, Inc.(a)	12,400	1,471,508
Deckers Outdoor Corp.(a)	7,016	798,772
G-III Apparel Group Ltd.	30,000	969,900
Kontoor Brands, Inc.	13,900	997,603
Levi Strauss & Co., Class A	111,647	2,590,210
Movado Group, Inc.	51,133	1,957,371
Oxford Industries, Inc.	15,900	709,458
PVH Corp.	4,500	419,760
Steven Madden Ltd.	15,700	682,008
Superior Group of Cos, Inc.	9,633	123,206
VF Corp.	109,232	1,876,606
Total		14,208,653
Total Consumer Discretionary		124,109,174
Consumer Staples 2.4%
Consumer Staples Distribution & Retail 1.0%
Andersons, Inc. (The)	81,906	5,781,745
Grocery Outlet Holding Corp.(a)	114,300	972,693
Maplebear, Inc.(a)	19,466	774,747
The Chefs’ Warehouse(a)	65,580	5,019,493
Total		12,548,678
Food Products 0.6%
B&G Foods, Inc.	131,000	535,790
Dole PLC	69,734	975,578
Flowers Foods, Inc.	128,300	980,212
Hain Celestial Group, Inc. (The)(a)	210,667	166,996
John B. Sanfilippo & Son, Inc.	11,700	876,447
Lamb Weston Holdings, Inc.	29,500	1,273,810
Mission Produce, Inc.(a)	51,627	575,126
Simply Good Foods Co. (The)(a)	110,900	1,277,568
Smithfield Foods, Inc.	36,943	954,238
Total		7,615,765
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.3%
Central Garden & Pet Co.(a)	12,100	465,608
Energizer Holdings, Inc.	30,100	548,422
Reynolds Consumer Products, Inc.	53,800	1,165,846
WD-40 Co.	10,000	1,999,700
Total		4,179,576
Personal Care Products 0.4%
BellRing Brands, Inc.(a)	138,200	1,155,352
Edgewell Personal Care Co.	35,000	613,200
Herbalife Ltd.(a)	108,340	1,295,746
Interparfums, Inc.	13,700	1,292,869
Nature’s Sunshine Products, Inc.(a)	30,534	649,764
Usana Health Sciences, Inc.(a)	33,668	616,124
Total		5,623,055
Tobacco 0.1%
Turning Point Brands, Inc.	14,537	1,234,627
Total Consumer Staples		31,201,701
Energy 5.3%
Energy Equipment & Services 2.0%
Cactus, Inc., Class A	74,149	4,303,608
Core Laboratories, Inc.	22,500	307,575
DMC Global Inc(a)	40,632	276,704
Drilling Tools International Corp.(a)	18,046	50,168
Expro Group Holdings NV(a)	78,849	1,164,600
Forum Energy Technologies, Inc.(a)	41,606	2,089,453
Helix Energy Solutions Group, Inc.(a)	90,900	849,915
Innovex International, Inc.(a)	37,900	1,012,309
Kodiak Gas Services, Inc.	24,300	1,624,455
National Energy Services Reunited Corp.(a)	186,505	4,541,397
Noble Corp PLC	14,300	664,664
NOV, Inc.	58,600	1,169,656
Oil States International, Inc.(a)	127,667	1,085,169
ProFrac Holding Corp., Class A(a)	90,800	554,788
ProPetro Holding Corp.(a)	72,800	1,110,928
Ranger Energy Services, Inc., Class A	56,360	871,326
RPC, Inc.	131,500	870,530
Select Energy Services, Inc., Class A	46,700	837,331
Tidewater, Inc.(a)	5,400	396,846

Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Valaris Ltd.(a)	7,000	648,410
Weatherford International PLC	11,100	1,150,404
Total		25,580,236
Oil, Gas & Consumable Fuels 3.3%
Amplify Energy Corp.(a)	34,271	158,675
Baytex Energy Corp.	238,788	1,167,673
California Resources Corp.	15,900	942,711
Crescent Energy Co., Class A	130,051	1,503,389
CVR Energy, Inc.	27,600	916,872
Delek U.S. Holdings, Inc.	26,600	1,183,966
DHT Holdings, Inc.	129,022	2,105,639
Excelerate Energy, Inc., Class A	81,140	2,672,752
Granite Ridge Resources, Inc.	174,509	848,114
Green Plains, Inc.(a)	201,916	3,164,024
Gulfport Energy Corp.(a)	12,311	2,075,511
Kinetik Holdings, Inc.	24,700	1,134,965
Kosmos Energy Ltd.(a)	514,700	1,441,160
Magnolia Oil & Gas Corp., Class A	61,035	1,669,918
Matador Resources Co.	32,870	1,761,832
Murphy Oil Corp.	38,600	1,396,934
NextDecade Corp.(a)	183,300	1,449,903
Northern Oil & Gas, Inc.	36,500	794,605
Par Pacific Holdings, Inc.(a)	19,300	1,083,888
PBF Energy, Inc., Class A	23,700	964,590
PrimeEnergy Resources Corp.(a)	2,582	425,049
REX American Resources Corp.(a)	28,100	1,313,956
SM Energy Co.	43,000	1,320,530
Talos Energy, Inc.(a)	73,700	1,081,179
Teekay Tankers Ltd., Class A	54,913	3,863,129
VAALCO Energy, Inc.	211,200	1,102,464
World Kinect Corp.	151,731	4,371,370
Total		41,914,798
Total Energy		67,495,034
Financials 17.0%
Banks 9.5%
1st Source Corp.	13,100	967,042
Amerant Bancorp, Inc.	68,365	1,553,253
Ameris Bancorp	43,254	3,646,745
Arrow Financial Corp.	20,551	754,222
Common Stocks (continued)
Issuer	Shares	Value ($)
Associated Banc-Corp.	44,008	1,223,862
Banc of California, Inc.	30,915	594,186
Bank of Marin Bancorp	22,600	583,984
Bank of NT Butterfield & Son Ltd. (The)	34,757	1,962,380
Bank7 Corp.	10,732	474,998
BankUnited, Inc.	126,559	5,871,072
BayCom Corp.	15,784	486,147
BCB Bancorp, Inc.	10,167	106,143
Beacon Financial Corp.	41,284	1,200,952
BOK Financial Corp.	4,931	631,365
Bridgewater Bancshares, Inc.(a)	20,500	386,630
Burke & Herbert Financial Services Corp.	8,900	566,040
Business First Bancshares, Inc.	8,287	236,014
Byline Bancorp, Inc.	17,147	567,394
Camden National Corp.	19,500	975,585
Capital Bancorp, Inc.	11,700	373,464
Capital City Bank Group, Inc.	8,056	367,676
Capitol Federal Financial, Inc.	166,000	1,289,820
Carter Bankshares, Inc.	11,600	316,680
Cathay General Bancorp	22,200	1,280,052
Central Pacific Financial Corp.	38,170	1,311,521
ChoiceOne Financial Services, Inc.	20,800	653,120
Civista Bancshares, Inc.	24,600	637,140
CNB Financial Corp.	31,200	956,904
Community Trust Bancorp, Inc.	24,916	1,665,884
Community West Bancshares	25,400	609,854
ConnectOne Bancorp, Inc.	45,970	1,382,318
Cullen/Frost Bankers, Inc.	4,778	647,515
CVB Financial Corp.	61,055	1,243,080
Dime Community Bancshares, Inc.	35,700	1,335,894
Eagle Bancorp Montana, Inc.	2,830	62,798
Eagle Bancorp, Inc.	48,600	1,326,294
Enterprise Financial Services Corp.	21,930	1,329,177
Farmers National Banc Corp.	46,164	654,606
FB Financial Corp.	9,559	503,664
Financial Institutions, Inc.	18,700	677,501
Finward Bancorp	4,100	135,218
First BanCorp	220,463	5,286,703
First Bank	1,975	30,889
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
First Busey Corp.	47,909	1,311,269
First Business Financial Services, Inc.	2,606	149,897
First Financial Corp.	21,503	1,487,578
First Hawaiian, Inc.	48,100	1,297,738
First Internet Bancorp	30,717	742,123
First Merchants Corp.	30,431	1,226,369
First Mid Bancshares, Inc.	14,110	621,545
First Western Financial, Inc.(a)	10,900	317,953
FirstSun Capital Bancorp(a)	40,475	1,434,839
Five Star Bancorp	15,784	666,558
Flagstar Bank	92,800	1,304,768
Flushing Financial Corp.	73,700	1,176,989
Great Southern Bancorp, Inc.	15,763	1,130,995
Hanmi Financial Corp.	93,751	2,823,780
HBT Financial, Inc.	2,561	73,321
Heritage Financial Corp.	21,900	596,775
Hilltop Holdings, Inc.	131,297	4,952,523
Hingham Institution for Savings	4,500	1,302,255
Home Bancorp, Inc.	12,475	803,140
HomeTrust Bancshares, Inc.	7,758	360,514
Hope Bancorp, Inc.	104,700	1,312,938
Independent Bank Corp.	3,700	292,596
Independent Bank Corp.	42,720	1,466,150
Kearny Financial Corp.	156,181	1,286,931
Live Oak Bancshares, Inc.	25,079	953,754
Mercantile Bank Corp.	22,436	1,188,884
Meridian Corp.	18,549	333,511
Mid Penn Bancorp, Inc.	11,400	372,210
Midland States Bancorp, Inc.	90,574	2,517,957
MVB Financial Corp.	5,500	147,125
NB Bancorp, Inc.	46,800	937,404
Northeast Bank	7,730	971,970
Northeast Community Bancorp, Inc.	10,467	253,720
Northfield Bancorp, Inc.	22,700	321,886
Northpointe Bancshares, Inc.	88,145	1,505,517
OceanFirst Financial Corp.	65,600	1,232,624
OFG Bancorp	47,351	2,157,312
OP Bancorp	15,279	214,823
Origin Bancorp, Inc.	11,522	549,139
Common Stocks (continued)
Issuer	Shares	Value ($)
PCB Bancorp	1,520	37,346
Peapack-Gladstone Financial Corp.	33,672	1,456,314
Peoples Bancorp, Inc.	27,600	959,928
Peoples Financial Services Corp.	2,800	166,348
Preferred Bank	14,100	1,351,062
Primis Financial Corp.	10,789	155,685
Prosperity Bancshares, Inc.	16,605	1,145,081
Provident Financial Services, Inc.	55,059	1,221,759
RBB Bancorp	28,296	676,840
Republic Bancorp, Inc.	2,813	227,712
S&T Bancorp, Inc.	14,100	635,769
ServisFirst Bancshares, Inc.	29,034	2,264,362
Shore Bancshares, Inc.	35,047	724,071
Sierra Bancorp	19,221	730,014
Simmons First National Corp., Class A	43,700	937,365
SmartFinancial, Inc.	1,354	56,462
South Plains Financial, Inc.	5,217	211,758
Southern First Bancshares, Inc.(a)	10,600	612,362
Southern Missouri Bancorp, Inc.	14,400	994,464
Southside Bancshares, Inc.	18,800	615,888
Texas Capital Bancshares, Inc.(a)	47,471	4,722,890
Third Coast Bancshares, Inc.(a)	18,361	702,492
Tompkins Financial Corp.	2,944	253,626
Towne Bank	8,500	289,595
Trico Bancshares	12,907	655,676
TrustCo Bank Corp.	24,660	1,277,635
United Community Banks, Inc.	8,900	293,255
Unity Bancorp, Inc.	5,533	309,073
Univest Corporation of Pennsylvania	26,200	1,033,328
Valley National Bancorp	321,965	4,433,458
WaFd, Inc.	53,426	1,899,829
Washington Trust Bancorp, Inc.	28,900	941,273
Westamerica BanCorp	10,272	569,993
Western Alliance Bancorp	4,978	396,498
Zions Bancorp NA	8,838	551,933
Total		122,174,310

Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.1%
Evercore, Inc., Class A	6,178	2,105,833
Federated Hermes, Inc., Class B	23,300	1,306,198
Piper Sandler Cos.	41,417	3,247,507
Silvercrest Asset Management Group, Inc., Class A	2,909	32,959
StoneX Group, Inc.(a)	49,631	5,625,674
Virtu Financial, Inc. Class A	11,500	576,725
Virtus Investment Partners, Inc.	9,000	1,287,270
Total		14,182,166
Consumer Finance 2.3%
Ally Financial, Inc.	54,312	2,325,097
Bread Financial Holdings, Inc.	91,626	8,161,128
Dave, Inc.(a)	3,962	1,119,503
Figure Technology Solutions, Inc., Class A(a)	52,304	1,848,946
FirstCash Holdings, Inc.	29,532	6,494,382
LendingTree, Inc.(a)	13,096	500,267
Navient Corp.	149,200	1,277,152
PRA Group, Inc.(a)	97,976	1,495,114
PROG Holdings, Inc.	74,333	2,733,224
Regional Management Corp.	17,219	632,970
SLM Corp.	53,700	1,187,844
World Acceptance Corp.(a)	9,489	1,566,539
Total		29,342,166
Financial Services 1.5%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,939	164,114
Cass Information Systems, Inc.	9,100	418,873
Compass Diversified Holdings(a)	280,140	3,179,589
Corebridge Financial, Inc.	23,672	639,144
Enact Holdings, Inc.	28,600	1,195,194
Essent Group Ltd.	19,100	1,105,699
Euronet Worldwide, Inc.(a)	18,300	1,326,384
Finance of America Cos, Inc., Class A(a)	17,367	345,951
FS Bancorp, Inc.	483	19,663
International Money Express, Inc.(a)	29,900	447,603
Jackson Financial, Inc., Class A	202	20,828
Marqeta, Inc., Class A(a)	261,550	1,061,893
Merchants Bancorp	26,200	1,235,068
Common Stocks (continued)
Issuer	Shares	Value ($)
MGIC Investment Corp.	11,600	292,552
NMI Holdings, Inc., Class A(a)	32,400	1,163,160
Pagseguro Digital Ltd., Class A	201,741	1,886,278
Paysafe Ltd.(a)	58,388	451,339
Radian Group, Inc.	36,800	1,256,720
Voya Financial, Inc.	11,300	917,786
Walker & Dunlop, Inc.	12,500	627,375
WEX, Inc.(a)	8,100	1,174,176
Total		18,929,389
Insurance 2.3%
Ambac Financial Group, Inc.(a)	49,524	271,392
American Integrity Insurance Group, Inc.	28,207	461,467
Assured Guaranty Ltd.	9,400	697,574
CNO Financial Group, Inc.	95,353	4,383,377
Donegal Group, Inc., Class A	24,844	421,603
Employers Holdings, Inc.	63,971	2,782,739
F&G Annuities & Life, Inc.	36,100	1,000,692
Genworth Financial, Inc., Class A(a)	31,720	271,523
Hamilton Insurance Group Ltd., Class B	34,476	1,020,834
Hanover Insurance Group, Inc. (The)	4,800	893,760
Heritage Insurance Holdings, Inc.(a)	71,400	1,547,952
Hippo Holdings, Inc.(a)	17,183	444,524
Horace Mann Educators Corp.	17,304	791,312
James River Group Holdings, Inc.	62,369	243,863
Kemper Corp.	46,443	1,145,749
Lemonade, Inc.(a)	32,107	1,862,206
Lincoln National Corp.	26,100	921,069
Mercury General Corp.	8,428	826,197
Pelagos Insurance Capital Ltd.	152,306	3,286,763
Reinsurance Group of America, Inc.	11,674	2,343,439
SelectQuote, Inc.(a)	49,724	49,724
SiriusPoint Ltd.(a)	1,449	30,936
Slide Insurance Holdings, Inc.(a)	10,780	194,363
Stewart Information Services Corp.	14,900	968,202
United Fire Group, Inc.	13,711	607,809
United Insurance Holdings Corp.	5,073	53,013
Universal Insurance Holdings, Inc.	41,215	1,525,779
White Mountains Insurance Group Ltd.	570	1,176,947
Total		30,224,808
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Angel Oak Mortgage REIT, Inc.	19,087	157,086
Apollo Commercial Real Estate Finance, Inc.	76,500	838,440
Ares Commercial Real Estate Corp.	119,200	588,848
BrightSpire Capital, Inc.	138,807	800,916
Claros Mortgage Trust, Inc.(a)	174,000	422,820
Granite Point Mortgage Trust, Inc.	223,206	325,881
NexPoint Real Estate Finance, Inc.	10,141	158,301
Seven Hills Realty Trust	17,300	147,569
TPG Mortgage Investment Trust, Inc.	44,640	344,621
Total		3,784,482
Total Financials		218,637,321
Health Care 13.6%
Biotechnology 5.7%
Akebia Therapeutics, Inc.(a)	480,962	490,581
Alector, Inc.(a)	228,555	493,679
Allogene Therapeutics, Inc.(a)	469,495	1,018,804
Anika Therapeutics, Inc.(a)	35,515	516,033
Apogee Therapeutics, Inc.(a)	60,489	4,968,566
Arcturus Therapeutics Holdings, Inc.(a)	54,710	433,303
Atrium Therapeutics, Inc.(a)	8,322	108,186
BridgeBio Pharma, Inc.(a)	20,101	1,331,892
Caribou Biosciences, Inc.(a)	29,430	69,455
Caris Life Sciences, Inc.(a)	74,439	1,244,620
Cytokinetics, Inc.(a)	34,294	2,632,407
Damora Therapeutics, Inc.(a)	78,833	1,961,365
Design Therapeutics, Inc.(a)	68,240	715,155
Disc Medicine, Inc.(a)	43,463	3,023,721
Dyne Therapeutics, Inc.(a)	145,938	2,820,982
Editas Medicine, Inc.(a)	95,393	330,060
Entrada Therapeutics, Inc.(a)	70,280	496,880
Evommune, Inc.(a)	92,684	2,153,049
Foghorn Therapeutics, Inc.(a)	28,105	120,289
Generate Biomedicines, Inc.(a)	91,964	1,206,568
Hemab Therapeutics Holdings, Inc.(a)	75,658	2,156,253
Immunome, Inc.(a)	122,630	2,677,013
Intellia Therapeutics, Inc.(a)	106,698	1,501,241
Ironwood Pharmaceuticals, Inc.(a)	99,216	354,201
Keros Therapeutics, Inc.(a)	98,726	1,110,668
Common Stocks (continued)
Issuer	Shares	Value ($)
Kura Oncology, Inc.(a)	202,368	2,064,154
MeiraGTx Holdings PLC(a)	45,006	479,314
Myriad Genetics, Inc.(a)	260,381	1,033,713
NewAmsterdam Pharma Co. NV(a)	53,618	1,805,854
Nurix Therapeutics, Inc.(a)	4,746	84,289
Nuvalent, Inc., Class A(a)	34,693	3,829,760
Organogenesis Holdings, Inc.(a)	108,563	279,007
Oruka Therapeutics, Inc.(a)	27,850	1,630,061
PMV Pharmaceuticals, Inc.(a)	13,237	15,884
Protara Therapeutics, Inc.(a)	41,038	190,827
Prothena Corp., PLC(a)	82,422	839,056
REGENXBIO, Inc.(a)	99,824	699,766
Rezolute, Inc.(a)	33,579	110,811
Rhythm Pharmaceuticals, Inc.(a)	38,453	3,396,169
Rocket Pharmaceuticals, Inc.(a)	267,488	821,188
Sana Biotechnology, Inc.(a)	82,111	270,966
Sarepta Therapeutics, Inc.(a)	52,100	931,027
Sionna Therapeutics, Inc.(a)	83,093	3,558,042
Spyre Therapeutics, Inc.(a)	47,561	3,495,733
TScan Therapeutics, Inc.(a)	69,487	75,046
Tyra Biosciences, Inc.(a)	44,460	1,485,409
uniQure NV(a)	57,878	1,651,259
Upstream Bio, Inc.(a)	8,875	74,195
Vanda Pharmaceuticals, Inc.(a)	216,592	1,397,018
Vaxcyte, Inc.(a)	29,519	1,517,277
Vericel Corp.(a)	113,000	3,766,290
Viking Therapeutics, Inc.(a)	31,719	1,038,480
Viridian Therapeutics, Inc.(a)	6,250	110,125
Xenon Pharmaceuticals, Inc.(a)	60,157	3,292,393
Total		73,878,084
Health Care Equipment & Supplies 3.2%
Align Technology, Inc.(a)	4,101	717,470
AngioDynamics, Inc.(a)	5,050	57,974
Artivion, Inc.(a)	106,560	2,364,566
CONMED Corp.	33,500	1,195,950
Dentsply Sirona, Inc.	11,827	123,829
Glaukos Corp.(a)	13,104	1,354,298
Inmode Ltd.(a)	64,300	895,699
Inogen, Inc.(a)	66,808	433,584

Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
iRhythm Holdings, Inc.(a)	22,322	2,542,476
Lantheus Holdings, Inc.(a)	46,411	4,608,612
LeMaitre Vascular, Inc.	95,306	9,020,713
LivaNova PLC(a)	16,800	1,239,840
Merit Medical Systems, Inc.(a)	131,544	8,295,165
Omnicell, Inc.(a)	96,318	4,251,476
OraSure Technologies, Inc.(a)	176,052	757,024
Orthofix Medical, Inc.(a)	72,576	672,780
RxSight, Inc.(a)	64,956	346,215
TransMedics Group, Inc.(a)	8,462	568,646
Utah Medical Products, Inc.	7,100	471,795
Varex Imaging Corp.(a)	121,470	1,242,638
Total		41,160,750
Health Care Providers & Services 1.1%
Acadia Healthcare Co., Inc.(a)	25,700	596,240
Ardent Health, Inc.(a)	31,700	292,591
Astrana Health, Inc.(a)	24,000	902,880
Aveanna Healthcare Holdings, Inc.(a)	10,671	76,511
BillionToOne, Inc., Class A(a)	21,937	2,171,544
Concentra Group Holdings Parent, Inc.	39,347	978,560
DocGo, Inc.(a)	54,938	36,149
Fulgent Genetics, Inc.(a)	101,496	1,841,137
HealthEquity, Inc.(a)	21,878	1,925,045
Hims & Hers Health, Inc., Class A(a)	33,458	874,927
Hinge Health, Inc., Class A(a)	35,295	1,983,932
Lumexa Imaging Holdings, Inc.(a)	84,670	658,733
Molina Healthcare, Inc.(a)	6,800	1,180,480
NRC Health, Class A	16,100	314,433
Total		13,833,162
Health Care Technology 0.2%
Definitive Healthcare Corp.(a)	31,326	29,158
HealthStream, Inc.	23,243	580,378
Waystar Holding Corp.(a)	71,012	1,413,849
Total		2,023,385
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.6%
10X Genomics, Inc., Class A(a)	255,878	7,242,627
Codexis, Inc.(a)	40,867	113,201
Maravai LifeSciences Holdings, Inc., Class A(a)	193,632	929,434
MaxCyte, Inc.(a)	144,027	174,273
Repligen Corp.(a)	48,295	5,986,165
Stevanato Group SpA	365,000	6,810,900
Total		21,256,600
Pharmaceuticals 1.8%
ANI Pharmaceuticals, Inc.(a)	8,700	683,037
Arvinas, Inc.(a)	169,874	1,525,468
BioAge Labs, Inc.(a)	55,326	956,587
Biote Corp., Class A(a)	1,000	2,000
Crinetics Pharmaceuticals, Inc.(a)	91,463	3,251,510
LB Pharmaceuticals, Inc.(a)	109,819	3,071,637
Ligand Pharmaceuticals, Inc.(a)	2,408	558,560
Maze Therapeutics, Inc.(a)	66,780	1,766,999
Organon & Co.	69,100	921,794
Pacira Pharmaceuticals, Inc.(a)	59,033	1,370,746
Pliant Therapeutics, Inc.(a)	55,129	69,463
Prestige Consumer Healthcare, Inc.(a)	19,700	936,341
Seaport Therapeutics, Inc.(a)	107,880	1,962,337
Septerna, Inc.(a)	3,849	116,240
SIGA Technologies, Inc.	139,046	650,735
Spyglass Pharma, Inc.(a)	46,164	889,119
Veradermics, Inc.(a)	41,817	4,219,753
Total		22,952,326
Total Health Care		175,104,307
Industrials 25.3%
Aerospace & Defense 2.1%
AEVEX Corp., Class A(a)	84,670	3,257,255
Astronics Corp.(a)	4,720	410,640
Firefly Aerospace., Inc.(a)	42,025	1,953,742
Hexcel Corp.	32,555	2,923,113
Karman Holdings, Inc.(a)	76,565	4,402,488
Mercury Systems, Inc.(a)	79,163	8,842,507
VSE Corp.	24,644	4,562,837
Total		26,352,582
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
Radiant Logistics, Inc.(a)	22,611	191,967
Building Products 2.7%
AAON, Inc.	70,172	9,838,114
Apogee Enterprises, Inc.	16,900	649,129
CSW Industrials, Inc.	23,695	6,562,804
Fortune Brands Innovations, Inc.	35,400	1,378,476
Insteel Industries, Inc.	15,767	433,435
Janus International Group, Inc.(a)	155,600	830,904
JELD-WEN Holding, Inc.(a)	169,119	365,297
MasterBrand, Inc.(a)	133,385	1,157,782
Modine Manufacturing Co.(a)	17,130	4,777,728
Resideo Technologies, Inc.(a)	21,400	669,178
Simpson Manufacturing Co., Inc.	34,373	6,521,933
UFP Industries, Inc.	15,500	1,255,500
Total		34,440,280
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	22,100	863,226
Brink’s Co. (The)	11,600	1,206,632
Casella Waste Systems, Inc., Class A(a)	160,660	13,201,432
Ennis, Inc.	26,328	538,671
Healthcare Services Group, Inc.(a)	29,700	611,820
MillerKnoll, Inc.	34,600	559,828
MSA Safety, Inc.	43,520	7,215,616
Unifirst Corp.	2,600	690,092
Total		24,887,317
Construction & Engineering 3.6%
Argan, Inc.	2,159	1,440,096
Construction Partners, Inc., Class A(a)	64,909	7,559,951
Dycom Industries, Inc.(a)	9,378	4,782,780
Fluor Corp.(a)	80,187	3,669,357
Legence Corp., Class A(a)	81,443	6,820,037
Matrix Service Co.(a)	64,510	847,016
Primoris Services Corp.	25,823	3,248,017
Solv Energy, Inc.. Class A(a)	51,105	1,815,761
Sterling Infrastructure, Inc.(a)	9,181	7,903,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Tutor Perini Corp.	66,640	4,764,094
Valmont Industries, Inc.	6,233	3,239,976
Total		46,090,457
Electrical Equipment 2.4%
Atkore, Inc.	68,222	5,649,464
Bloom Energy Corp., Class A(a)	43,984	12,535,440
Nextpower, Inc., Class A(a)	35,340	5,527,176
Sensata Technologies Holding	26,000	1,284,140
Thermon(a)	6,100	372,954
Vicor Corp.(a)	17,789	5,956,469
Total		31,325,643
Ground Transportation 1.7%
ArcBest Corp.	52,737	7,208,621
Covenant Logistics Group, Inc., Class A	21,170	840,449
Landstar System, Inc.	23,558	4,874,150
Saia, Inc.(a)	6,654	3,143,150
Schneider National, Inc., Class B	21,600	763,344
U-Haul Holding Co.(a)	6,638	384,274
Werner Enterprises, Inc.	113,781	4,723,049
Total		21,937,037
Machinery 5.6%
Albany International Corp., Class A	29,135	1,884,743
Atmus Filtration Technologies, Inc.	19,000	888,820
Blue Bird Corp.(a)	14,200	962,334
Columbus McKinnon Corp.	89,528	1,428,867
Douglas Dynamics, Inc.	14,600	650,430
EnPro, Inc.	4,650	1,427,504
Esab Corp.	27,521	2,543,766
ESCO Technologies, Inc.	32,000	9,340,800
Federal Signal Corp.	79,547	8,487,665
Graco, Inc.	11,860	894,837
Greenbrier Companies, Inc. (The)	25,832	1,216,946
Helios Technologies, Inc.	86,561	7,192,353
Hyster-Yale Materials Handling, Inc.	27,938	1,014,708
JBT Marel Corp.	24,299	3,265,543
Kadant, Inc.	7,500	2,393,850
LB Foster Co., Class A(a)	17,917	737,105
Lindsay Corp.	8,600	939,894

Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Manitowoc Co., Inc. (The)(a)	45,615	539,625
Miller Industries, Inc.	20,579	985,940
RBC Bearings, Inc.(a)	17,557	10,041,902
SPX Technologies, Inc.(a)	53,879	11,673,424
Tennant Co.	12,800	1,102,208
Timken Co. (The)	11,600	1,484,568
Wabash National Corp.	139,070	1,102,825
Total		72,200,657
Marine Transportation 0.3%
Kirby Corp.(a)	19,688	2,767,936
Matson, Inc.	5,600	1,015,280
Total		3,783,216
Passenger Airlines 0.8%
Allegiant Travel Co.(a)	35,769	3,276,798
American Airlines Group, Inc.(a)	48,067	703,701
JetBlue Airways Corp.(a)	573,984	3,139,692
Joby Aviation, Inc.(a)	281,951	3,355,217
Total		10,475,408
Professional Services 2.0%
Amentum Holdings, Inc.(a)	36,500	847,895
CBIZ, Inc.(a)	33,200	1,102,240
Conduent, Inc.(a)	94,961	164,283
ExlService Holdings, Inc.(a)	38,096	1,105,927
Exponent, Inc.	61,565	3,590,471
Forrester Research, Inc.(a)	39,400	277,770
Franklin Covey Co.(a)	10,702	253,851
Genpact Ltd.	38,600	1,271,870
ICF International, Inc.	13,802	950,130
Innodata, Inc.(a)	9,190	964,766
Insperity, Inc.	19,600	675,612
Kelly Services, Inc., Class A	105,774	1,229,094
Kforce, Inc.	26,406	1,240,818
Korn/Ferry International	10,500	734,790
ManpowerGroup, Inc.	22,300	705,349
MAXIMUS, Inc.	14,800	916,564
Mistras Group, Inc.(a)	24,386	428,706
Paycom Software, Inc.	9,000	1,257,030
Resources Connection, Inc.	161,537	730,147
Common Stocks (continued)
Issuer	Shares	Value ($)
Robert Half, Inc.	47,300	1,392,512
Science Applications International Corp.	10,800	1,125,360
TrueBlue, Inc.(a)	113,900	707,319
UL Solutions, Inc., Class A	46,475	4,624,262
Total		26,296,766
Trading Companies & Distributors 2.2%
Alta Equipment Group, Inc.(a)	39,702	244,564
Applied Industrial Technologies, Inc.	10,984	3,337,049
BlueLinx Holdings, Inc.(a)	22,070	1,147,419
Boise Cascade Co.	17,346	1,209,363
Core & Main, Inc., Class A(a)	15,480	765,486
Custom Truck One Source, Inc.(a)	41,600	398,528
DNOW, Inc.(a)	46,900	599,851
Global Industrial Co.	19,527	593,621
Herc Holdings, Inc.	4,700	625,100
Hudson Technologies, Inc.(a)	98,394	523,456
McGrath Rentcorp	3,200	348,768
MSC Industrial Direct Co., Inc., Class A	11,700	1,280,799
Rush Enterprises, Inc., Class A	79,027	5,478,907
SiteOne Landscape Supply, Inc.(a)	53,000	5,755,800
Titan Machinery, Inc.(a)	49,573	1,081,683
Transcat, Inc.(a)	33,213	2,807,163
WESCO International, Inc.	3,887	1,403,868
Total		27,601,425
Total Industrials		325,582,755
Information Technology 15.1%
Communications Equipment 1.4%
ADTRAN Holdings, Inc.(a)	69,532	1,150,754
Applied Optoelectronics, Inc.(a)	6,714	1,063,565
Aviat Networks, Inc.(a)	44,790	795,918
Comtech Telecommunications Corp.(a)	9,848	55,346
Digi International, Inc.(a)	164,065	10,959,542
Inseego Corp.(a)	4,841	63,514
NETGEAR, Inc.(a)	88,290	2,294,657
Ribbon Communications, Inc.(a)	103,367	318,370
Viavi Solutions, Inc.(a)	23,135	1,123,436
Total		17,825,102
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc.(a)	4,300	922,909
Avnet, Inc.	14,600	1,269,178
Crane NXT Co.	31,800	1,235,112
ePlus, Inc.	14,500	1,190,305
Fabrinet(a)	10,831	7,085,207
Ingram Micro Holding Corp.	39,400	1,113,050
Insight Enterprises, Inc.(a)	11,200	1,191,456
Itron, Inc.(a)	11,400	940,272
Kimball Electronics, Inc.(a)	25,400	658,622
Knowles Corp.(a)	32,930	1,231,911
Littelfuse, Inc.	9,245	4,316,213
Methode Electronics, Inc.	70,300	811,262
Mirion Technologies, Inc.(a)	262,305	4,794,935
Novanta, Inc.(a)	66,909	10,660,611
OSI Systems, Inc.(a)	9,919	2,149,943
PC Connection, Inc.	21,561	1,500,430
Sanmina Corp.(a)	2,700	701,271
ScanSource, Inc.(a)	63,743	2,949,389
SmartRent, Inc.(a)	341,771	430,632
Vishay Intertechnology, Inc.	23,100	1,202,355
Vontier Corp.	38,900	1,103,982
Total		47,459,045
IT Services 1.2%
Amdocs Ltd.	19,800	1,246,806
Applied Digital Corp.(a)	39,972	1,889,876
DigitalOcean Holdings, Inc.(a)	52,511	8,189,091
Everforth, Inc.(a)	126,562	2,870,426
Grid Dynamics Holdings, Inc.(a)	82,100	591,120
Information Services Group, Inc.	38,383	173,107
Unisys Corp.(a)	116,777	536,007
Total		15,496,433
Semiconductors & Semiconductor Equipment 3.9%
ACM Research, Inc., Class A(a)	50,027	4,330,337
Aehr Test Systems(a)	16,522	1,525,476
Allegro MicroSystems, Inc.(a)	85,988	4,116,246
Alpha & Omega Semiconductor Ltd.(a)	15,884	720,339
Cirrus Logic, Inc.(a)	6,045	1,027,348
Common Stocks (continued)
Issuer	Shares	Value ($)
Credo Technology Group Holding Ltd.(a)	34,618	8,170,887
Formfactor, Inc.(a)	9,634	1,200,300
Kulicke & Soffa Industries, Inc.	29,262	2,981,505
MACOM Technology Solutions Holdings, Inc.(a)	5,179	1,888,471
MKS, Inc.	5,610	1,819,099
Navitas Semiconductor Corp.(a)	75,069	1,996,835
Onto Innovation, Inc.(a)	12,686	3,276,033
Photronics, Inc.(a)	24,900	805,515
Rambus, Inc.(a)	33,507	4,873,928
Rigetti Computing, Inc.(a)	80,404	2,053,518
Semtech Corp.(a)	29,917	4,563,539
SiTime Corp.(a)	6,450	4,580,790
Total		49,930,166
Software 4.9%
8x8, Inc.(a)	24,896	51,535
ACI Worldwide, Inc.(a)	23,000	1,004,410
Agilysys, Inc.(a)	55,346	4,790,750
Arteris, Inc.(a)	79,548	2,859,751
Blackline, Inc.(a)	72,784	2,139,850
Box, Inc., Class A(a)	82,152	2,214,818
Braze, Inc., Class A(a)	55,838	1,431,128
Clear Secure, Inc., Class A	59,754	3,313,359
CommVault Systems, Inc.(a)	15,129	1,796,569
Core Scientific, Inc.(a)	79,443	2,133,045
CS Disco, Inc.(a)	64,337	256,705
Descartes Systems Group, Inc. (The)(a)	101,770	7,507,573
DocuSign, Inc.(a)	11,538	605,976
Dolby Laboratories, Inc., Class A	17,200	959,932
Domo, Inc., Class B(a)	91,735	382,535
D-Wave Quantum, Inc.(a)	83,105	2,504,785
eGain Corp.(a)	46,113	342,620
JFrog Ltd.(a)	70,382	5,593,961
N-Able, Inc.(a)	170,300	630,110
nCino, Inc.(a)	118,890	1,911,751
Nutanix, Inc., Class A(a)	37,035	1,928,412
OneSpan, Inc.	109,210	1,576,992
PagerDuty, Inc.(a)	100,125	996,244
Pegasystems, Inc.	10,372	370,592
Procore Technologies, Inc.(a)	41,546	2,056,111

Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Q2 Holdings, Inc.(a)	79,230	3,751,540
Rapid7, Inc.(a)	87,525	733,459
Rimini Street, Inc.(a)	91,139	356,353
SentinelOne, Inc., Class A(a)	114,189	1,889,828
Telos Corp.(a)	69,665	333,695
Varonis Systems, Inc.(a)	51,110	1,745,406
Vertex, Inc.(a)	101,183	1,350,793
Workiva, Inc., Class A(a)	56,595	2,817,299
Xperi, Inc.(a)	134,489	1,069,188
Total		63,407,075
Total Information Technology		194,117,821
Materials 3.6%
Chemicals 1.8%
AdvanSix, Inc.	5,177	116,172
Arq, Inc.(a)	75,596	208,645
Aspen Aerogels, Inc.(a)	241,835	1,547,744
Axalta Coating Systems Ltd.(a)	43,100	1,326,187
Balchem Corp.	53,462	8,379,099
Cabot Corp.	5,200	455,052
Celanese Corp., Class A	10,059	534,435
Core Molding Technologies, Inc.(a)	11,901	281,935
Ecovyst, Inc.(a)	108,900	1,436,391
FMC Corp.	30,706	419,444
HB Fuller Co.	21,000	1,345,680
Huntsman Corp.	95,800	1,470,530
Innospec, Inc.	14,100	1,169,454
Kronos Worldwide, Inc.	77,902	560,115
Mativ Holdings, Inc.	135,055	1,199,289
Olin Corp.	49,100	1,270,217
Orion SA	54,341	415,165
Scotts Miracle-Gro Co. (The), Class A	11,510	679,090
Stepan Co.	3,572	188,780
Westlake Corp.	4,300	373,369
Total		23,376,793
Construction Materials 0.4%
Eagle Materials, Inc.	12,300	2,720,514
James Hardie Industries PLC(a)	93,738	2,182,221
Total		4,902,735
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Ardagh Metal Packaging SA	247,103	995,825
Graphic Packaging Holding Co.	32,800	369,328
Myers Industries, Inc.	42,600	971,280
Sonoco Products Co.	19,400	944,392
TriMas Corp.	17,000	695,810
Total		3,976,635
Metals & Mining 0.9%
Caledonia Mining Corp. PLC	26,894	639,001
Commercial Metals Co.	91,770	6,979,108
Compass Minerals International, Inc.(a)	17,227	549,886
Ferroglobe PLC	317,463	1,374,615
Kaiser Aluminum Corp.	7,300	1,328,892
Ryerson Holding Corp.	10,110	289,146
Total		11,160,648
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	43,571	710,207
Magnera Corp.(a)	113,060	1,285,492
Sylvamo Corp.	17,300	679,371
Total		2,675,070
Total Materials		46,091,881
Real Estate 3.0%
Diversified REITs 0.2%
Alpine Income Properties Trust, Inc.	17,984	346,551
American Assets Trust, Inc.	74,116	1,726,903
Total		2,073,454
Health Care REITs 0.1%
Community Healthcare Trust, Inc.	34,313	590,870
Global Medical REIT, Inc.	17,100	616,284
LTC Properties, Inc.	6,686	250,123
Total		1,457,277
Hotel & Resort REITs 0.6%
Braemar Hotels & Resorts, Inc.	79,888	196,525
Chatham Lodging Trust	70,155	761,182
DiamondRock Hospitality Co.	62,200	683,578
Park Hotels & Resorts, Inc.	113,200	1,373,116
Pebblebrook Hotel Trust	62,300	950,075
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sunstone Hotel Investors, Inc.	227,727	2,464,006
Xenia Hotels & Resorts, Inc.	87,766	1,524,495
Total		7,952,977
Industrial REITs 0.2%
Terreno Realty Corp.	48,694	3,198,709
Office REITs 0.3%
Douglas Emmett, Inc.	80,600	938,184
Easterly Government Properties, Inc.	64,465	1,545,871
Empire State Realty Trust, Inc., Class A	105,000	601,650
Orion Properties, Inc.	3,192	9,512
Vornado Realty Trust	42,800	1,444,500
Total		4,539,717
Real Estate Management & Development 1.0%
Compass, Inc.(a)	355,601	2,926,596
FirstService Corp.	61,810	8,294,902
Forestar Group, Inc.(a)	40,225	1,104,981
Zillow Group, Inc., Class A(a)	7,649	270,469
Total		12,596,948
Residential REITs 0.1%
American Homes 4 Rent, Class A	24,742	793,723
NexPoint Residential Trust, Inc.	21,614	628,103
Total		1,421,826
Retail REITs 0.5%
InvenTrust Properties Corp.	52,739	1,747,243
Phillips Edison & Co., Inc.	69,648	2,796,367
SITE Centers Corp.	254,829	1,286,887
Total		5,830,497
Total Real Estate		39,071,405
Utilities 1.7%
Electric Utilities 0.2%
Genie Energy Ltd., Class B	23,811	330,497
Otter Tail Corp.	9,400	814,604
Portland General Electric Co.	23,800	1,192,856
Total		2,337,957
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.6%
New Jersey Resources Corp.	23,200	1,281,800
Northwest Natural Holding Co.	25,200	1,221,948
ONE Gas, Inc.	11,200	870,688
Southwest Gas Holdings, Inc.	36,871	3,178,649
Spire, Inc.	14,000	1,151,640
Total		7,704,725
Independent Power and Renewable Electricity Producers 0.2%
Fervo Energy Co., Class A(a)	68,490	2,510,843
Multi-Utilities 0.4%
Avista Corp.	62,831	2,605,602
Black Hills Corp.	17,100	1,245,222
Northwestern Energy Group, Inc.	9,000	635,490
Unitil Corp.	14,300	715,429
Total		5,201,743
Water Utilities 0.3%
American States Water Co.	21,174	1,636,115
Artesian Resources Corp., Class A	9,700	315,444
California Water Service Group	24,555	1,107,430
H2O America	17,100	988,893
Total		4,047,882
Total Utilities		21,803,150
Total Common Stocks (Cost $1,082,636,304)		1,269,531,430

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	15,603,786	15,597,545
Total Money Market Funds (Cost $15,597,595)		15,597,545
Total Investments in Securities (Cost: $1,098,233,899)		1,285,128,975
Other Assets & Liabilities, Net		(489,530)
Net Assets		1,284,639,445

Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	11,409,182	201,198,173	(197,009,772)	(38)	15,597,545	(1,195)	499,507	15,603,786
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Multi-Manager Small Cap Equity Strategies Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT102_(07/26)